CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 08, 2016	Jun. 01, 2016	Mar. 31, 2016	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional consolidated financial statement details
Goodwill impairment							$ 275,367,000	$ 14,056,000	$ 0
IAC
Additional consolidated financial statement details
Goodwill impairment							0	0
Term Loan | Match Group, Inc. | Match Group Term Loan due November 16, 2022
Additional consolidated financial statement details
Repayment of debt		$ 40,000,000	$ 400,000,000	$ 10,000,000			440,000,000
Other Income (Expense)
Additional consolidated financial statement details
Foreign currency exchange gains							34,300,000	5,400,000
Interest income							5,100,000	4,300,000	4,400,000
Gain on sale of marketable securities							3,600,000
Write-off of proportionate share of original issue discount and deferred financing costs							12,100,000
Other-than-temporary impairment on cost method investments							10,000,000	6,700,000	66,600,000
Gain on real estate transaction								34,300,000
Other-than-temporary impairment on equity method investments									4,200,000
Gain on sale of long-term investments									3,600,000
Other Income (Expense) | Senior Notes | IAC
Additional consolidated financial statement details
Loss on redemption and repurchase of 2012 and 2013 Senior Notes							3,600,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | PriceRunner
Additional consolidated financial statement details
Gain (loss) on sale of business						$ 11,900,000
Disposal group, revenue							7,100,000	32,300,000
Disposal group, operating income (loss)							2,200,000	9,700,000
Disposal group, adjusted EBITDA (loss)							2,600,000	13,000,000
Amortization of intangible assets							300,000	2,900,000
Depreciation							100,000	400,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | PriceRunner | Other Income (Expense)
Additional consolidated financial statement details
Gain (loss) on sale of business							12,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ASKfm
Additional consolidated financial statement details
Disposal group, revenue							3,000,000	10,900,000
Disposal group, operating income (loss)							(4,900,000)	(9,100,000)
Disposal group, adjusted EBITDA (loss)							3,900,000	(6,100,000)
Amortization of intangible assets							500,000	2,000,000
Depreciation							500,000	1,100,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ASKfm | Other Income (Expense)
Additional consolidated financial statement details
Gain (loss) on sale of business							(3,800,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ShoeBuy
Additional consolidated financial statement details
Gain (loss) on sale of business	$ 37,500,000				$ 37,500,000
Disposal group, revenue							171,800,000	151,800,000
Disposal group, operating income (loss)							(4,200,000)	(18,900,000)
Disposal group, adjusted EBITDA (loss)							(1,300,000)	(2,400,000)
Amortization of intangible assets							300,000	400,000
Depreciation							2,700,000	2,000,000
Goodwill impairment								$ 14,100,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ShoeBuy | Other Income (Expense)
Additional consolidated financial statement details
Gain (loss) on sale of business							$ 37,500,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Urbanspoon | Other Income (Expense)
Additional consolidated financial statement details
Gain (loss) on sale of business									$ 19,400,000